VictoryShares Emerging Markets Value Momentum ETF Expense Example - VictoryShares Emerging Markets Value Momentum ETF - VictoryShares Emerging Markets Value Momentum ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	266
Expense Example, with Redemption, 10 Years	$ 601